Segment and corporate information- Segment Activities (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue from contracts with external customers			€ 12,014,077,000
other revenue			233,109,000
Revenue external customers	€ 3,973,470,000	€ 4,335,702,000	12,247,186,000	€ 13,354,843,000
Inter - segment revenue	84,382,000	0	0	0
Revenue	4,057,852,000	4,335,702,000	12,247,186,000	13,354,843,000
Segment operating income	526,722,000	608,581,000	2,424,697,000	1,843,161,000
Interest	74,451,000	86,113,000	238,724,000	273,807,000
Income before income taxes	452,271,000	522,468,000	2,185,973,000	1,569,354,000
Depreciation and amortization	178,781,000	177,783,000	534,017,000	553,764,000
Income (loss) from equity method investees	17,990,000	13,278,000	52,417,000	51,102,000
Total assets	25,587,086,000	24,250,358,000	25,587,086,000	24,250,358,000	€ 24,025,128,000
thereof investments in equity method investees	630,079,000	633,280,000	630,079,000	633,280,000	€ 647,009,000
Additions of property, plant and equipment and intangible assets	340,865,000	226,119,000	854,845,000	664,465,000
North America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	2,780,991,000		8,420,185,000
other revenue	61,764,000		168,332,000
Revenue external customers	2,842,755,000	3,115,071,000	8,588,517,000	9,714,927,000
Inter - segment revenue	139,000	293,000	1,369,000	1,465,000
Revenue	2,842,894,000	3,115,364,000	8,589,886,000	9,716,392,000
Segment operating income	525,191,000	482,687,000	2,173,372,000	1,478,038,000
Depreciation and amortization	94,084,000	94,370,000	279,731,000	300,088,000
Income (loss) from equity method investees	20,236,000	15,886,000	57,897,000	53,166,000
Total assets	16,519,127,000	15,572,667,000	16,519,127,000	15,572,667,000
thereof investments in equity method investees	331,961,000	326,439,000	331,961,000	326,439,000
Additions of property, plant and equipment and intangible assets	145,109,000	114,459,000	459,768,000	375,197,000
EMEA Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	611,862,000		1,887,078,000
other revenue	7,661,000		20,565,000
Revenue external customers	619,523,000	632,097,000	1,907,643,000	1,887,510,000
Inter - segment revenue	0	2,000	303,000	3,000
Revenue	619,523,000	632,099,000	1,907,946,000	1,887,513,000
Segment operating income	87,283,000	106,185,000	301,140,000	333,328,000
Depreciation and amortization	28,962,000	29,252,000	86,240,000	90,001,000
Income (loss) from equity method investees	(2,249,000)	(2,876,000)	(6,964,000)	(3,826,000)
Total assets	3,687,215,000	3,609,233,000	3,687,215,000	3,609,233,000
thereof investments in equity method investees	175,220,000	184,964,000	175,220,000	184,964,000
Additions of property, plant and equipment and intangible assets	36,451,000	26,316,000	102,427,000	79,976,000
Asia-Pacific Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	407,369,000		1,193,561,000
other revenue	14,089,000		41,578,000
Revenue external customers	421,458,000	410,714,000	1,235,139,000	1,205,640,000
Inter - segment revenue	150,000	223,000	468,000	245,000
Revenue	421,608,000	410,937,000	1,235,607,000	1,205,885,000
Segment operating income	66,284,000	77,096,000	218,355,000	237,163,000
Depreciation and amortization	11,525,000	11,235,000	33,671,000	34,768,000
Income (loss) from equity method investees	680,000	8,000	1,774,000	1,178,000
Total assets	2,240,919,000	2,066,100,000	2,240,919,000	2,066,100,000
thereof investments in equity method investees	24,518,000		24,518,000
Additions of property, plant and equipment and intangible assets	13,791,000	12,497,000	37,207,000	34,056,000
Latin America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	169,918,000		502,172,000
other revenue	868,000		2,634,000
Revenue external customers	170,786,000	174,723,000	504,806,000	534,819,000
Inter - segment revenue	103,000	118,000	154,000	270,000
Revenue	170,889,000	174,841,000	504,960,000	535,089,000
Segment operating income	(1,504,000)	17,814,000	23,779,000	44,679,000
Depreciation and amortization	3,177,000	4,234,000	13,606,000	13,278,000
Income (loss) from equity method investees	323,000	260,000	710,000	584,000
Total assets	693,210,000	668,863,000	693,210,000	668,863,000
thereof investments in equity method investees	24,518,000	24,290,000	24,518,000	24,290,000
Additions of property, plant and equipment and intangible assets	45,314,000	8,370,000	56,742,000	26,244,000
Operating Segments
Disclosure of operating segments [line items]
Revenue from contracts with external customers	3,970,140,000		12,002,996,000
other revenue	84,382,000		233,109,000
Revenue external customers	4,054,522,000	4,332,605,000	12,236,105,000	13,342,896,000
Inter - segment revenue	392,000	636,000	2,294,000	1,983,000
Revenue	4,054,914,000	4,333,241,000	12,238,399,000	13,344,879,000
Segment operating income	677,254,000	683,782,000	2,716,646,000	2,093,208,000
Depreciation and amortization	137,748,000	139,091,000	413,248,000	438,135,000
Income (loss) from equity method investees	18,990,000	13,278,000	53,417,000	51,102,000
Total assets	23,140,471,000	21,916,863,000	23,140,471,000	21,916,863,000
thereof investments in equity method investees	630,079,000	633,280,000	630,079,000	633,280,000
Additions of property, plant and equipment and intangible assets	240,665,000	161,642,000	656,144,000	515,473,000
Corporate
Disclosure of operating segments [line items]
Revenue from contracts with external customers	3,330,000		11,081,000
other revenue	0		0
Revenue external customers	3,330,000	3,097,000	11,081,000	11,947,000
Inter - segment revenue	(392,000)	(636,000)	(2,294,000)	(1,983,000)
Revenue	2,938,000	2,461,000	8,787,000	9,964,000
Segment operating income	(150,532,000)	(75,201,000)	(291,949,000)	(250,047,000)
Depreciation and amortization	41,033,000	38,692,000	120,769,000	115,629,000
Income (loss) from equity method investees	(1,000,000)	0	(1,000,000)	0
Total assets	2,446,615,000	2,333,495,000	2,446,615,000	2,333,495,000
thereof investments in equity method investees	0	0	0	0
Additions of property, plant and equipment and intangible assets	€ 100,200,000	€ 64,477,000	€ 198,701,000	€ 148,992,000